Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of future minimum aggregate lease commitments under non-cancelable operating lease agreements
As of the year ended December 31,	Premises	Motor vehicles	Total

2018	$946	$52	$998
2019	922	-	922
2020	925	-	925
2021	123	-	123
2022	123	-	123
2023	41	-	41

	$3,080	$52	$3,132